Average Annual Total Returns - R2 R3 R4 R5 R6 Shares - JPMorgan Large Cap Value Fund	Class R2 Past 1 Year	Class R2 Past 5 Years	Class R2 Past 10 Years	Class R3 Past 1 Year	Class R3 Past 5 Years	Class R3 Past 10 Years	Class R4 Past 1 Year	Class R4 Past 5 Years	Class R4 Past 10 Years	Class R5 Past 1 Year	Class R5 Past 5 Years	Class R5 Past 10 Years	Class R5 Return After Taxes on Distributions Past 1 Year	Class R5 Return After Taxes on Distributions Past 5 Years	Class R5 Return After Taxes on Distributions Past 10 Years	Class R5 Return After Taxes on Distributions and Sale of Fund Shares Past 1 Year	Class R5 Return After Taxes on Distributions and Sale of Fund Shares Past 5 Years	Class R5 Return After Taxes on Distributions and Sale of Fund Shares Past 10 Years	Class R6 Past 1 Year	Class R6 Past 5 Years	Class R6 Past 10 Years	RUSSELL 1000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 1 Year	RUSSELL 1000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 5 Years	RUSSELL 1000 VALUE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes) Past 10 Years
Total	9.96%	10.86%	10.74%	10.28%	11.17%	11.05%	10.59%	11.41%	11.25%	10.75%	11.58%	11.45%	10.35%	9.88%	9.43%	6.52%	8.63%	8.66%	10.81%	11.68%	11.52%	2.80%	9.74%	10.50%